Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

7. Leases

The Company leases certain assets under lease agreements. On January 1, 2020, the Company entered into a one-year lease for office space, which the Company elected the short-term lease measurement and recognition exemption.

On January 3, 2020, the Company entered into a five-year lease for an office space that was classified as an operating lease on recognition.

During the year ended December 31, 2021, the Company recognized operating lease expense of $Nil (2020- $20,279), which is included in general and administrative expenses. As of December 31, 2021, the Company’s leases had a weighted average remaining lease term of 3years. Operating right-of-use assets have been included within property and equipment as follows:

Right-of-use asset	December 31, 2021	December 31, 2020
Beginning balance	$39,809	$4,759
Additions, cost	-	57,919
Amortization	(6,920)	(11,999)
Foreign currency translation change	(15,504)	(10,870)
Net book value	$17,385	$39,809

Operating lease right-of-use assets include any prepaid lease payments and exclude any lease incentives and initial direct costs incurred. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. The lease terms may include options to extend or terminate the lease if it is reasonably certain that the Company will exercise that option.

Operating lease liabilities are measured at the commencement date based on the present value of future lease payments. As the Company’s lease did not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of future payments. The Company used a weighted average discount rate of 10% in determining its lease liabilities. The discount rate was derived from the Company’s assessment of current borrowings.

As at December 31, 2021, the Company’s lease liability is as follows:

Lease liability	December 31, 2021	December 31, 2020
Current portion of operating lease liabilities	$6,732	$12,116
Long-term portion of operating lease liabilities	8,592	27,693
	$15,324	$39,809

Future minimum lease payments to be paid by the Company as a lessee as of December 31, 2021 are as follows:

Operating lease commitments and lease liability
Remainder of 2021	$-
2022	6,732
2023	6,732
2024	6,732
Total future minimum lease payments	20,196
Discount	(4,872)
Total	$15,324